Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 10. Subsequent Events

On April 12, 2021, the Company granted each director an option to purchase 100,000 shares of common stock at an exercise price of $2.00 per share, which option vests in equal monthly installments over the course of the applicable year and will expire three years from the date they are fully vested. In the event the Director ceases to be a member of the Board prior to the end of any year of service, all unvested stock options will be forfeited. The stock options granted to the Directors shall be exercisable only on a cash basis and will expire three years from the date they are fully vested.

On April 15, 2021, the Company issued an aggregate of 16,460 shares of common stock to Walter Lubkin Jr., Walter Lubkin III, Tracy Greco and John Lubkin in lieu of $39,504 of outstanding interest under promissory notes issued by the Company to the sellers of Coastal Pride in connection with the Coastal Pride acquisition.

On April 19, 2021, the Company issued 12,500 shares of common stock with a fair value of $25,000 to the designee of a law firm for services provided.

On April 27, 2021, the Company entered into a stock purchase agreement (the “Purchase Agreement”) with Taste of BC Aquafarms Inc., a corporation formed under the laws of the Province of British Columbia, Canada (“TOBC”), and Steve Atkinson and Janet Atkinson (the “Sellers”), the owners of all of the capital stock of TOBC (the “TOBC Shares”), pursuant to which the Company acquired all of the TOBC Shares from the Sellers (the “Acquisition”) for an aggregate purchase price of CAD$4,000,000 for: (i) an aggregate of CAD$1,000,000 in cash (with each Seller receiving a pro rata amount based upon the total number of TOBC Shares held by such Seller); (ii) promissory notes in the aggregate principal amount of CAD$200,000 (the “Notes”) with the principal amount of each Seller’s Note based on such Seller’s pro rata portion of the TOBC Shares); and (iii) 987,741 shares of the Company’s common stock (representing CAD$2,800,000 of shares based on USD$2.30 per share) with each Seller receiving a pro rata portion of such shares based upon the total number of TOBC Shares held by such Seller.

On June 24, 2021, the Purchase Agreement with TOBC was amended, to increase the purchase price up to an aggregate of CAD$5,000,000 and the Acquisition closed. Pursuant to the amendment, shares of the Company’s common stock (representing CAD$1,000,000 of additional shares calculated at USD$2.30 per share) will be put in escrow until the 24-month anniversary of the closing. If, within 24 months of the closing, TOBC has cumulative revenue of at least CAD$1,300,000, the Sellers will receive all of the escrowed shares. If, as of the 24-month anniversary of the closing, TOBC has cumulative revenue of less than CAD$1,300,000, the Sellers will receive a prorated number of the escrowed shares based on the actual cumulative revenue of TOBC as of such date. The purchase price is subject to adjustment based upon the amount of TOBC’s working capital on the closing date, as determined in accordance with the Purchase Agreement within 60 days after the closing. In addition to the foregoing consideration, at the time of the closing, the Company provided CAD$488,334 to TOBC for the extinguishment of certain of TOBC’s existing debt.

All of the shares received by the Sellers are subject to a leak-out restriction commencing on the date of issuance, as follows: (i) up to 25% may be sold after 12 months; (ii) up to 50% may be sold after 18 months; (iii) up to 75% may be sold after 24 months; and (iv) up to 100% may be sold after 30 months.

The Notes bear no interest and have a maturity date of November 30, 2021. The Company has the right to prepay amounts due under the Notes in whole or in part at any time without penalty or premium. Repayment of the amounts due under the Notes is secured by a guarantee and a general security agreement creating a security interest over the assets of TOBC. The acquisition of TOBC closed on June 24, 2021.

On April 28, 2021, the Company entered into a second loan amendment (the “Second Loan Amendment”) with Kenar to extend the maturity date of the Kenar Note to May 31, 2021.

On April 29, 2021, the Company issued 105,757 shares of common stock to Kenar Overseas Corp. in lieu of $227,378 of outstanding interest under the Kenar Note. On July 6, 2021, the Company entered into a note payoff indemnity agreement with Kenar pursuant to which the Company paid Kenar $918,539 of principal and accrued interest in full satisfaction of the amounts due to Kenar under the Second Loan Amendment, dated April 26, 2021, between the Company and Kenar, and the Kenar Note was extinguished and the shares pledged by Mr. Keeler were released.

On April 30, 2021, the Company issued 5,000 shares of common stock with a fair value of $28,500 to an investor relations firm for services provided to the Company under an investor relations consulting agreement.

On May 31, 2021, the Company issued 5,000 shares of common stock with a fair value of $31,500 to an investor relations firm for services provided to the Company under an investor relations consulting agreement.

From June 17, 2021 through July 14, 2021, the Company entered into subscription agreements with certain “accredited investors” (as defined in Regulation D under the Securities Act of 1933, as amended (the “Securities Act”)) pursuant to which the Company sold in private offerings an aggregate of 1,500,000 shares of common stock at a purchase price of $2.00 per share for aggregate gross proceeds of $3,000,000. In connection therewith, the Company issued each purchaser three-year warrants to purchase additional shares of common stock equal to the number of shares purchased by such purchaser, at an exercise price of $2.00 per share. The warrants are exercisable for cash only for a term of three years from the date of issuance. The number of warrant shares to be deliverable upon exercise of the warrants is subject to adjustment for subdivision or consolidation of shares and other standard dilutive events.

On June 30, 2021, the Company issued 5,000 shares of common stock with a fair value of $36,250 to an investor relations firm for services provided to the Company under an investor relations consulting agreement.

On June 30, 2021, the Company issued 10,465 shares of common stock with a fair value of $75,871 to the designee of a law firm for services provided to the Company.

On June 30, 2020, the Company issued an aggregate of 706,500 shares of common stock to Series A Stockholders upon conversion of an aggregate 1,413 shares of Series A Stock. No common stock dividends will be issued starting in the three months ended June 30, 2021.

On July 1, 2021, the Company issued to Lobo an unsecured promissory note in the principal amount of $100,000 which accrues interest at the rate of 10% per annum and matures on September 30, 2021.

Note 16. Subsequent Events

Common Stock

The Company authorized the issuance of an aggregate of 83,721 shares for quarterly legal and consulting fees to be issued subsequently to December 31, 2020.

On February 8, 2021, the Company issued 25,000 shares to an investment relations firm as compensation under an investor relations consulting agreement.

On March 30, 2021, the Company issued 10,465 shares of common stock to the designee of a law firm for services provided to the Company.

On March 31, 2021, the Company issued 5,000 shares to an investor relations firm for services provided to the Company under an investor relations consulting agreement.

Paycheck Protection Program Loan

On March 2, 2021, the Company received proceeds of $371,944 and issued an unsecured promissory note to US Century in the principal amount of $371,944 in connection with a PPP Loan. The note accrues interest at 1.0% per annum, matures five years from the date of issuance and is fully guaranteed by the SBA and may be forgiven provided certain criteria are met. The Company may apply for forgiveness after August 17, 2021 and may be required to make monthly payments of approximately $8,500 beginning June 2, 2022.

Board of Directors

On March 29, 2021, the board of directors increased the size of the Company’s Board from two to five members and appointed Jeffrey J. Guzy, Timothy McLellan and Trond Ringstad as directors, effective April 12, 2021, to fill the vacancies created by such increase.

In connection with such appointments, the Company entered into one-year director service agreements with each of Messrs. Guzy, McLellan and Ringstad and with each of the two current Board members, Nubar Herian and John Keeler which automatically renew for successive one-year terms.

In consideration for their services, each director will be issued $25,000 of shares of the Company’s common stock for each year’s service and on April 12, 2021, the Company granted each director an option to purchase 100,000 shares of common stock at an exercise price of $2.00 per share, which option vests in equal monthly installments over the course of the applicable year and will expire three years from the date they are fully vested.

Lighthouse Credit Facility

On March 31, 2021, Keeler & Co. and Coastal Pride entered into a loan and security agreement (“Loan Agreement”) with Lighthouse pursuant to the terms of the Loan Agreement, Lighthouse made available to Keeler & Co. and Coastal Pride (together, the “Borrowers”) a $5,000,000 revolving line of credit for a term of thirty-six months, renewable annually for one-year periods thereafter. Amounts due under the line of credit are represented by a revolving credit note issued to Lighthouse by the Borrowers.

The advance rate of the revolving line of credit is 85% with respect to eligible accounts receivable and the lower of 60% of the Borrowers’ eligible inventory, or 80% of the net orderly liquidation value, subject to an inventory sublimit of $2,500,000. The inventory portion of the loan will never exceed 50% of the outstanding balance. Interest on the line of credit is the prime rate (with a floor of 3.25%), plus 3.75%. The Borrowers paid Lighthouse a facility fee of $50,000 and will pay an additional facility fee of $25,000 on each anniversary of March 31, 2021.

The line of credit is secured by a first priority security interest on all the assets of each Borrower. Pursuant to the terms of a guaranty agreement, the Company guaranteed the obligations of the Borrowers under the note and John Keeler, Executive Chairman and Chief Executive Officer of the Company, provided a personal guaranty of up to $1,000,000 to Lighthouse.

The Borrowers utilized $784,450 borrowed from Lighthouse to repay all the outstanding indebtedness owed to the ACF as of March 31, 2021. As a result, all obligations owed to ACF were satisfied and the loan agreement with ACF was terminated.